UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05987

Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York			10020
(Address of principal executive offices)			(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2006

Date of reporting period:	December 31, 2006

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Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley New York Municipal Money Market Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended December 31, 2006

Market Conditions

The Federal Open Market Committee (the "Fed") continued to pursue its monetary tightening policy in the first half of 2006, increasing the target federal funds rate at each of it meetings to 5.25 percent as of the end of June. In the months that followed, however, as economic growth moderated and inflation concerns eased, the Fed paused in its record two-year run of 17 consecutive rate increases, electing to keep the target rate unchanged for the remainder of the year. Despite the pause in its tightening campaign, the Fed continued to stress that policy makers considered inflation to be "uncomfortably high" and further actions regarding interest rates would be data dependent. In response to the Fed's activity, U.S. Treasury rates rose during the first six months of the year, and then drifted lower throughout most of the remaining year.

Yields on municipal money market securities followed a similar path, rising during the first half of the year and falling in the second half. Despite the decline, however, yields across the money market sector still ended the year sharply higher, and the spread between one-week and one-year tax-exempt paper contracted from already compressed levels. During periods of technical supply and demand imbalances in the variable-rate demand note market, the slope of the short-term municipal curve became inverted, with shorter-maturity securities offering higher yields than those with longer maturities.

Over the 12-month period ended December 31, 2006, the Bond Buyer One Year Note Index, a benchmark indicator for the longest maturities in the tax-free money market sector, increased from 3.25 percent to 3.52 percent. Yields for daily and weekly variable rate demand obligations (VRDO) moved over a wider range. As of year end, weekly VRDO yields stood at 3.91 percent, up from 3.51 percent at the end of 2005.

The State of New York continued its financial recovery during the reporting year. In fact, conservative budget management allowed the state to take advantage of economic improvements and end the year with a $2 billion surplus. The state's overall economy enjoyed ongoing growth, thanks in part to New York City's strong securities and real estate markets, but the economic performance in many upstate urban centers continued to lag. The weakening U.S. dollar also provided strength to the state's tourism industry. As of year end, the state's credit outlook remained stable and the unemployment rate stood at 4.2 percent, down from 5.1 percent one year earlier.

Performance Analysis

As of December 31, 2006, Morgan Stanley New York Municipal Money Market Trust had net assets of approximately $93 million and an average portfolio maturity of 18 days. For the 12-month period ended December 31, 2006, the Fund provided a total return of 2.86 percent. For the seven-day period ended December 31, 2006, the Fund provided an effective annualized yield of 3.37 percent and a current yield of 3.31 percent, while its 30-day moving average yield for December was 3.09 percent. Past performance is no guarantee of future results.

Throughout the reporting period we continued to follow our research-intensive approach, selectively investing in those securities that we believed would add value while still meeting our conservative, risk-conscious criteria. Early in the reporting period, in anticipation of ongoing interest rate increases, we focused on daily and weekly variable-rate securities in order to quickly capitalize on rising yields and enhance the portfolio's return while reducing its vulnerability to falling prices on longer fixed-rate instruments.

During the second half of the year, the change in Fed policy led us to believe that the target federal funds rate would remain stable through the end of the year. As such, we adopted a laddered portfolio structure by investing in securities with a range of different maturities. We also modestly reduced the portfolio's allocation to variable-rate securities, selectively investing the proceeds in short-term commercial paper, notes and bonds in order to lock in higher yields. We continued to find reasonable value in securities with maturities of six months or less. At the end of the reporting period, 98 percent of the portfolio's assets fell within this maturity range.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION
Variable Rate Municipal Obligations	87.4%
Municipal Notes and Bonds	10.7
Tax-Exempt Commercial Paper	1.9
MATURITY SCHEDULE
1 - 30 Days	89.4%
31 - 60 Days	3.8
61 - 90 Days	1.6
91 - 120 Days	—
121 + Days	5.2

Data as of December 31, 2006. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and New York income taxes. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/06 – 12/31/06.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
	07/01/06	12/31/06	07/01/06 – 12/31/06
Actual (1.50% return)	$1,000.00	$1,015.00	$3.01
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.94	$3.02

  *  Expenses are equal to the Fund's annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 0.86%.

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments  ■  December 31, 2006

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
	New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (87.1%)
	Jay Street Development Corporation,
$1,200	Court Facility Fiscal 2005 Ser A	3.92%	01/02/07	$1,200,000
2,000	Fiscal 2004 Ser A-1	3.85	01/08/07	2,000,000
1,700	Fiscal 2004 Ser A-4	3.92	01/02/07	1,700,000
3,500	Long Island Power Authority, Electric System Ser 2 Subser 2B	3.92	01/02/07	3,500,000
	Metropolitan Transportation Authority,
1,450	Ser 2002 D-2 (FSA)	3.85	01/08/07	1,450,000
1,300	Ser 2005 G Subser 2005 G-1	4.00	01/02/07	1,300,000
1,165	Transit Facilities Ser 1999 A MERLOTs 2000 Ser F (FGIC)	3.94	01/08/07	1,165,000
2,400	Nassau County Industrial Development Agency, 1999 Cold Spring Harbor Laboratory	3.98	01/02/07	2,400,000
1,200	Nassau County Interim Finance Authority, Sales Tax Ser 2002 B (FSA)	3.85	01/08/07	1,200,000
1,900	New York City, Fiscal 1994 Ser E Subser E-3	3.92	01/02/07	1,900,000
	New York City Housing Development Corporation,
1,700	90 West Street 2006 Ser A	3.85	01/08/07	1,700,000
2,000	James Tower Development 2002 Ser A	3.88	01/08/07	2,000,000
2,700	Multi Family Carnegie Park Ser 1997 A	3.88	01/08/07	2,700,000
	New York City Industrial Development Agency,
1,835	Auditory & Oral School Ser 2006	3.91	01/08/07	1,835,000
2,000	Jewish Board of Family & Children's Services Ser 2000	3.93	01/08/07	2,000,000
1,000	One Bryant Park LLC Ser 2004 A	3.96	01/08/07	1,000,000
3,500	New York City Municipal Water Finance Authority, 1994 Ser G (FGIC)	3.92	01/02/07	3,500,000
	New York City Transitional Finance Authority,
2,050	Recovery Fiscal 2003 Ser 1 Subser 1D	3.98	01/02/07	2,050,000
2,400	Recovery Fiscal 2003 Ser 3 Subser 3E	3.98	01/02/07	2,400,000
2,000	New York State, Environmental Quality Ser 1998 G	3.61	01/16/07	2,000,000
	New York State Dormitory Authority,
2,600	Cornell University Ser 1990 B	3.98	01/02/07	2,600,000
1,365	Mount Saint Mary College Ser 2005 (Radian)	3.96	01/08/07	1,365,000
1,335	Personal Income Tax Ser 2005 Ser C (Ambac)	3.95	01/08/07	1,335,000
940	Rochester General Hospital Ser 2005 P-FLOATs PA-1335 (Radian)	3.96	01/08/07	940,000
2,050	St Luke's-Roosevelt Hospital Center Floater-TRs Ser 2005 FR/RI-L82 (FHA)	4.00	01/08/07	2,050,000
450	The Metropolitan Museum of Art Ser A	3.85	01/08/07	450,000

See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments  ■  December 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE†	DEMAND DATE*	VALUE
$1,500	The New York Public Library Ser 1998 B (MBIA)	3.88%	01/08/07	$1,500,000
1,000	Upstate Community Colleges Ser 2005 C (CIFG)	3.87	01/08/07	1,000,000
1,500	Wagner College Ser 1998	3.90	01/08/07	1,500,000
785	Yeshiva University Ser 2004 ROCs II-R Ser 4558 (Ambac)	3.95	01/08/07	785,000
1,500	New York State Dormitory Authority Personal Income Tax Ser 2006 C ROCs II-R Ser 7046	3.95	01/08/07	1,500,000
3,000	New York State Energy Research & Development Authority, Long Island Lighting Co Ser 1997 A (AMT)	3.95	01/08/07	3,000,000
	New York State Housing Finance Agency,
1,200	20 River Terrace Housing 2002 Ser A	3.90	01/08/07	1,200,000
2,000	750 Sixth Avenue 1998 Ser A (AMT)	3.95	01/08/07	2,000,000
2,500	Historic Front Street 2003 Ser A	3.87	01/08/07	2,500,000
2,300	State Personal Income Tax Economic Development & Housing Ser 2005 C (FGIC)	3.90	01/08/07	2,300,000
1,200	New York State Local Government Assistance Corporation, Sub Lien Ser 2003 A-4V (FSA)	3.90	01/08/07	1,200,000
1,000	Niagara Falls Bridge Commission, Toll Bridge Refg Ser 1993 A (FGIC)	3.84	01/08/07	1,000,000
1,425	Ontario County Industrial Development Agency, CHF-Finger Lakes LLC Civic Facility Ser 2006 A	3.89	01/08/07	1,425,000
	Port Authority of New York & New Jersey,
1,200	Versatile Structure Ser 2	3.88	01/02/07	1,200,000
1,250	Versatile Structure Ser 5	3.90	01/02/07	1,250,000
900	Versatile Structure Ser 6 (AMT)	3.93	01/02/07	900,000
1,875	Port Authority of New York & New Jersey Consolidated Ser 144 ROCs II-R Ser 664	3.95	01/08/07	1,875,000
2,000	St Lawrence County Industrial Development Agency, Claxton-Hepburn Medical Center Ser 2006	3.94	01/08/07	2,000,000
1,000	Sales Tax Asset Receivable Corporation, 2004 Ser A Eagle # 20040048 Class A (Ambac)	3.96	01/08/07	1,000,000
2,000	Suffolk County Industrial Development Agency, St Anthony's High School Civic Facility Ser 2006	3.94	01/08/07	2,000,000
1,300	Suffolk County Water Authority, Ser 2003 BANs	3.85	01/08/07	1,300,000
	Puerto Rico
1,000	Puerto Rico, Public Improvement Ser 2001-1 TOCs (FSA)	3.92	01/08/07	1,000,000
	Total New York Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $81,175,000)			81,175,000

See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust

Portfolio of Investments  ■  December 31, 2006 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	YIELD TO MATURITY ON DATE OF PURCHASE	VALUE
	New York Tax-Exempt Commercial Paper (2.0%)
$1,800	New York State Dormitory Authority, Columbia University 1997 Issue (Cost $1,800,000)	3.63%	01/10/07	3.63%	$1,800,000
	New York Tax-Exempt Short-Term Municipal Notes and Bonds (10.6%)
1,500	Brewster, Ser 2006 BANs, dtd 03/16/06	4.50	03/16/07	3.95	1,501,485
1,435	Hastings, Ser 2006 BANs, dtd 10/26/06	4.25	07/13/07	3.70	1,435,691
1,200	Highland Falls-Fort Montgomery Central School District, Ser 2006 TANs, dtd 07/18/06	4.50	06/29/07	4.00	1,202,863
1,500	New York City Transitional Finance Authority, Fiscal 2007 Ser 1 BANs, dtd 11/29/06	4.25	06/29/07	3.50	1,505,444
	New York State Dormitory Authority,
2,500	Montefiore Medical Center Ser 1996 (Ambac), dtd 12/15/06	5.25	02/01/07	3.50	2,553,523
1,000	Secured Hospital Brookdale Hospital Medical Center Ser 1998 J, dtd 12/18/06	5.13	02/15/07	3.75	1,001,641
700	Roosevelt Union Free School District, Ser 2006 B BANs, dtd 11/28/06	4.35	08/02/07	3.75	702,410
	Total New York Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $9,903,057)				9,903,057
	Total Investments (Cost $92,878,057) (a)			99.7%	92,878,057
	Other Assets in Excess of Liabilities			0.3	305,928
	Net Assets			100.0%	$93,183,985

  AMT  Alternative Minimum Tax.

  BANs  Bond Anticipation Notes.

  Floater-TRs  Floating Rate Trust Receipts.

  MERLOTs  Municipal Exempt Receipts-Liquidity Option Tender.

  P-FLOATs  Puttable Floating Option Tax-Exempt Receipts.

  ROCs  Reset Option Certificates.

  TANs  Tax Anticipation Notes.

  TOCs  Tender Option Certificates.

  †  Rate shown is the rate in effect at December 31, 2006.

  *  Date on which the principal amount can be recovered through demand.

  (a)  Cost is the same for federal income tax purposes.

Bond Insurance:

  Ambac  Ambac Assurance Corporation.

  CIFG  CIFG Assurance North America, Inc.

  FGIC  Financial Guaranty Insurance Company.

  FHA  Federal Housing Administration.

  FSA  Financial Security Assurance Inc.

  MBIA  Municipal Bond Investors Assurance Corporation.

  Radian  Radian Asset Assurance Inc.

See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust

Financial Statements

Statement of Assets and Liabilities

December 31, 2006

Assets:
Investments in securities, at value (cost $92,878,057)	$92,878,057
Cash	59,097
Interest receivable	499,917
Prepaid expenses and other assets	6,992
Total Assets	93,444,063
Liabilities:
Payable for:
Shares of beneficial interest redeemed	122,250
Investment advisory fee	22,768
Distribution fee	6,087
Administration fee	3,043
Transfer agent fee	512
Accrued expenses and other payables	105,418
Total Liabilities	260,078
Net Assets	$93,183,985
Composition of Net Assets:
Paid-in-capital	$93,183,373
Accumulated undistributed net investment income	612
Net Assets	$93,183,985
Net Asset Value Per Share 93,183,900 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust

Financial Statements continued

Statement of Operations

For the year ended December 31, 2006

Net Investment Income:
Interest Income	$2,094,962
Expenses
Investment advisory fee	274,478
Professional fees	66,295
Distribution fee	59,757
Shareholder reports and notices	57,072
Administration fee	30,497
Transfer agent fees and expenses	25,541
Custodian fees	6,137
Trustees' fees and expenses	5,805
Registration fees	4,356
Other	11,389
Total Expenses	541,327
Less: amounts waived	(173,027)
Less: expense offset	(2,329)
Net Expenses	365,971
Net Investment Income	$1,728,991

See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2006	FOR THE YEAR ENDED DECEMBER 31, 2005
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,728,991	$1,229,031
Dividends to shareholders from net investment income	(1,728,963)	(1,229,038)
Net increase (decrease) from transactions in shares of beneficial interest	28,076,489	(4,974,819)
Net Increase (Decrease)	28,076,517	(4,974,826)
Net Assets:
Beginning of period	65,107,468	70,082,294
End of Period
(Including accumulated undistributed net investment income of $612 and $584, respectively)	$93,183,985	$65,107,468

See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust

Notes to Financial Statements  ■  December 31, 2006

1. Organization and Accounting Policies

Morgan Stanley New York Municipal Money Market Trust (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek a high level of daily income which is exempt from federal and New York income tax, consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on December 28, 1989 and commenced operations on March 20, 1990.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the

Morgan Stanley New York Municipal Money Market Trust

Notes to Financial Statements  ■  December 31, 2006 continued

daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. ("the Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

The Investment Adviser has agreed to cap the Fund's operating expenses by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent that such operating expenses exceed 0.60% of the average daily net assets of the Fund on an annualized basis.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended December 31, 2006, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended December 31, 2006, aggregated $183,452,042 and $155,697,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2006, included in Trustees' fees and expenses in the Statement of

Morgan Stanley New York Municipal Money Market Trust

Notes to Financial Statements  ■  December 31, 2006 continued

Operations amounted to $4,694. At December 31, 2006, the Fund had an accrued pension liability of $60,418 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2006	FOR THE YEAR ENDED DECEMBER 31, 2005
Shares sold	154,896,201	134,081,700
Shares issued in reinvestment of dividends	1,728,963	1,229,038
	156,625,164	135,310,738
Shares redeemed	(128,548,675)	(140,285,557)
Net increase (decrease) in shares outstanding	28,076,489	(4,974,819)

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

7. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds

Morgan Stanley New York Municipal Money Market Trust

Notes to Financial Statements  ■  December 31, 2006 continued

managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

8. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations on the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semiannual report on June 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley New York Municipal Money Market Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,
	2006		2005		2004		2003		2002
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00
Net income from investment operations	0.028		0.018		0.005		0.003		0.006
Less dividends from net investment income	(0.028)		(0.018)		(0.005)		(0.003)		(0.006)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00
Total Return	2.86%		1.84%		0.55%		0.27%		0.64%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.60	%(2)	0.61	%(1)(2)	0.68	%(1)(2)	0.79	%(1)(2)	0.80	%(1)
Net investment income	2.84	%(2)	1.81	%(2)	0.55	%(2)	0.27	%(2)	0.63%
Supplemental Data:
Net assets, end of period, in thousands	$93,184		$65,107		$70,082		$68,086		$83,485

(1)  Does not reflect the effect of the expense offset of 0.01%.

(2)  If the Fund had borne all its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment income ratios, before expense offset, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
December 31, 2006	0.89%	2.55%
December 31, 2005	0.86	1.56
December 31, 2004	0.86	0.37
December 31, 2003	0.80	0.26

See Notes to Financial Statements

Morgan Stanley New York Municipal Money Market Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley New York Municipal Money Market Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley New York Municipal Money Market Trust (the "Fund"), including the portfolio of investments, as of December 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley New York Municipal Money Market Trust as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 20, 2007

Morgan Stanley New York Municipal Money Market Trust

Results of Special Shareholder Meeting (unaudited)

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The meeting was held on August 1, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Trustees:

	For	Withhold	Abstain	BNV*
Frank L. Bowman	27,952,649	2,175,275	0	0
Kathleen A. Dennis	27,952,649	2,175,275	0	0
James F. Higgins	27,952,649	2,175,275	0	0
Joseph J. Kearns	28,672,824	1,455,100	0	0
Michael F. Klein	28,672,824	1,455,100	0	0
W. Allen Reed	28,703,082	1,424,842	0	0
Fergus Reid	28,673,396	1,454,528	0	0

The following Trustees were not standing for reelection at this meeting: Michael Bozic, Dr. Manuel H. Johnson and Michael E. Nugent.

(2) Elimination of certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Elimination of the fundamental policy restricting the Fund's ability to pledge assets	23,626,357	1,889,149	2,794,413	1,818,005
Elimination of the fundamental policy restricting purchases of securities on margin	23,580,504	1,935,002	2,794,413	1,818,005
Elimination of the fundamental policy prohibiting investments in oil, gas, and other types of minerals or mineral leases	23,586,960	1,928,546	2,794,413	1,818,005
Elimination of the fundamental policy prohibiting or restricting the purchase of securities of issuers in which Trustees or Officers have an interest	23,034,479	2,613,389	2,662,051	1,818,005
Elimination of the fundamental policy prohibiting investments for purposes of exercising control	23,758,582	1,889,286	2,662,051	1,818,005
Elimination of the fundamental policy prohibiting the purchase of common stocks and other instruments	23,759,154	1,888,714	2,662,051	1,818,005

(3) Modify certain fundamental investment restrictions:

	For	Against	Abstain	BNV*
Modify fundamental policy regarding borrowing money	23,758,055	1,889,813	2,662,051	1,818,005
Modify fundamental policy regarding loans	23,758,055	1,889,813	2,662,051	1,818,005
Modify fundamental policy regarding investment in commodities, commodity contracts and futures contracts	23,953,152	1,694,716	2,662,051	1,818,005
Modify fundamental policy regarding issuance of senior securities	23,231,832	1,738,231	3,339,856	1,818,005

Morgan Stanley New York Municipal Money Market Trust

Results of Special Shareholder Meeting (unaudited) continued

(4) Reclassify certain fundamental policies as non-fundamental policies:

	For	Against	Abstain	BNV*
Reclassification as non-fundamental the fundamental policy regarding the short sale of securities	23,759,154	1,888,714	2,662,051	1,818,005
Reclassification as non-fundamental the fundamental policy prohibiting investments in other investment companies	23,952,052	1,695,816	2,662,051	1,818,005
Reclassification as non-fundamental the fundamental policy on the purchase or sale of puts, calls, and combinations thereof	23,231,305	2,416,563	2,662,051	1,818,005

  *  Broker "non-votes" are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.

Morgan Stanley New York Municipal Money Market Trust

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Frank L. Bowman (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (since February 2005); Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly variously, Admiral in the U.S. Navy, Director of Naval Nuclear Propulsion Program and Deputy Administrator – Naval Reactors in the National Nuclear Security Administration at the U.S. Department of Energy (1996-2004). Honorary Knight Commander of the Most Excellent Order of the British Empire.	171	Director of the National Energy Foundation, the U.S. Energy Association, the American Council for Capital Formation and the Armed Services YMCA of the USA.

Michael Bozic (65) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private investor; Chairperson of the Valuation, Insurance and Compliance Committee (since October 2006); Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Chairperson of the Insurance Committee (July 2006-September 2006); Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	173	Director of various business organizations.

Morgan Stanley New York Municipal Money Market Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Kathleen A. Dennis (53) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	171	None.

Dr. Manuel H. Johnson (57) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	173	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (64) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); formerly Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	174	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.

Morgan Stanley New York Municipal Money Market Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
Michael F. Klein (48) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chief Operating Officer and Managing Director, Aetos Capital, LLC (since March 2000); Chairperson of the Fixed-Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006); formerly Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, Morgan Stanley Institutional Funds (June 1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).	171	Director of certain investment funds managed or sponsored by Aetos Capital, LLC.

Michael E. Nugent (70) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Chairman of the Board and Trustee	Chairman of the Boards since July 2006 and Trustee since July 1991	General Partner of Triumph Capital, L.P., (private investment partnership); Chairman of the Boards of the Retail Funds and Institutional Funds (since July 2006) and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Chairperson of the Insurance Committee (until July 2006); Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	173	None.

Morgan Stanley New York Municipal Money Market Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee
W. Allen Reed (59) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Commitee of the Investment Committee (since October 2006) and Director or Trustee of various Retail Funds and Institutional Funds (since August 2006). President and CEO of General Motors Asset Management; formerly, Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	171	Director of GMAC (financial services), and Temple-Inland Industries (packaging, banking and forest products); member of the Board of Executives of the Morgan Stanley Capital International Editorial Board; Director of Legg Mason and Director of various investment fund advisory boards.

Fergus Reid (74) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman of Lumelite Plastics Corporation; Chairperson of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	174	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley New York Municipal Money Market Trust

Trustee and Officer Information (unaudited) continued

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee
James F. Higgins (58) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000).	173	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

  *  This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds") or the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds").

  **  The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.) as of December 31, 2006.

Morgan Stanley New York Municipal Money Market Trust

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Ronald E. Robison (67) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	President since September 2005 and Principal Executive Officer since May 2003	President (since September 2005) and Principal Executive Officer (since May 2003) of funds in the Fund Complex; President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; Managing Director, Director and/or Officer of the Investment Adviser and various entities affiliated with the Investment Adviser; Director of Morgan Stanley SICAV (since May 2004). Formerly, Executive Vice President (July 2003 to September 2005) of funds in the Fund Complex and the Van Kampen Funds; President and Director of the Institutional Funds (March 2001 to July 2003); Chief Administrative Officer of the Investment Adviser; Chief Administrative Officer of Morgan Stanley Services Company Inc.

J. David Germany (52) Morgan Stanley Investment Management Limited 25 Cabot Square Canary Wharf, London United Kingdom E144QA	Vice President	Since February 2006	Managing Director and (since December 2005) Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management; Managing Director and Director of Morgan Stanley Investment Management Limited; Vice President of the Retail and Institutional Funds (since February 2006).

Dennis F. Shea (53) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and (since February 2006) Chief Investment Officer – Global Equity of Morgan Stanley Investment Management; Vice President of the Retail and Institutional Funds (since February 2006). Formerly, Managing Director and Director of Global Equity Research at Morgan Stanley.

Barry Fink (51) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	Managing Director of Morgan Stanley Investment Management; Managing Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds. Formerly, Secretary, General Counsel and/or Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary and General Counsel of the Retail Funds.

Amy R. Doberman (44) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management of Morgan Stanley Investment Management (since July 2004); Vice President of the Retail Funds and the Institutional Funds (since July 2004); Vice President of the Van Kampen Funds (since August 2004); Secretary (since February 2006) and Managing Director (since July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000 to July 2004).

Carsten Otto (43) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Managing Director and Chief Compliance Officer of Morgan Stanley Investment Management. Formerly, Assistant Secretary and Assistant General Counsel of the Retail Funds.

Morgan Stanley New York Municipal Money Market Trust

Trustee and Officer Information (unaudited) continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years
Stefanie V. Chang Yu (40) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since December1997	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Vice President of the Retail Funds (since July 2002) and the Institutional Funds (since December 1997). Formerly, Secretary of various entities affiliated with the Investment Adviser.

Francis J. Smith (41) c/o Morgan Stanley Trust Harborside Financial Center Plaza Two Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Treasurer and Chief Financial Officer of the Retail Funds (since July 2003). Formerly, Vice President of the Retail Funds (September 2002 to July 2003).

Mary E. Mullin (39) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since June 1999	Executive Director of the Investment Adviser and various entities affiliated with the Investment Adviser; Secretary of the Retail Funds (since July 2003) and the Institutional Funds (since June 1999).

* This is the earliest date the Officer began serving the Retail Funds or the Institutional Funds.

2006 Federal Tax Notice (unaudited)
For the year ended December 31, 2006, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

© 2006 Morgan Stanley

DWNANR RA07-00167P-Y12/06

MORGAN STANLEY FUNDS

Morgan Stanley
New York Municipal Money Market Trust

Annual Report

December 31, 2006

Item 2.  Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)           No information need be disclosed pursuant to this paragraph.

(c)           Not applicable.

(d)           Not applicable.

(e)           Not applicable.

(f)

(1)           The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)           Not applicable.

(3)           Not applicable.

Item 3.   Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2006

	Registrant		Covered Entities(1)
Audit Fees	$27,600		N/A

Non-Audit Fees
Audit-Related Fees	$531	(2)	$5,162,000	(2)
Tax Fees	$4,400	(3)	$1,389,000	(4)
All Other Fees	$—	(5)	$—	(5)
Total Non-Audit Fees	$4,931		$6,551,000

Total	$32,531		$6,551,000

2005

	Registrant		Covered Entities(1)
Audit Fees	$26,938		N/A

Non-Audit Fees
Audit-Related Fees	$540	(2)	$3,215,745	(2)
Tax Fees	$5,485	(3)	$24,000	(4)
All Other Fees	$—	(5)	$—	(5)
Total Non-Audit Fees	$6,025		$3,239,745

Total	$32,963		$3,239,745

N/A- Not applicable, as not required by Item 4.

(1)          Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)          Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)          Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)          All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Van Kampen Asset Management

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)    Not applicable.

(g)   See table above.

(h)   The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Frank Bowman, Wayne Hedien, Joseph Kearns, Michael Nugent and Allen Reed.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley New York Municipal Money Market Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2007